UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9.30.08
                                               -------

Check here if Amendment |_|; Amendment Number: ______
 This Amendment (Check only one.): |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          10.31.08
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 57
                                        ---------------

Form 13F Information Table Value Total: 49,525
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               September 30, 2008

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      265     4600 SH       Sole                                       4600
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      423    14300 SH       Sole                                      14300
ANADARKO PETROLEUM CORP        COM              032511107      249     5124 SH       Sole                                       5124
APPLE COMPUTER                 COM              037833100      697     6130 SH       Sole                                       6130
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      678    18400 SH       Sole                                      18400
BIOTECH HLDRS DEP RCPTS        COM              09067d201     1731     9466 SH       Sole                                       9466
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      203    18920 SH       Sole                                      18920
BROADCOM CORP                  COM              111320107      197    10567 SH       Sole                                      10567
BUCKEYE PARTNERS L P           COM              118230101     1609    43375 SH       Sole                                      43375
CAPITAL PROPERTIES INC CLASS A COM              140430109      448    19465 SH       Sole                                      19465
CSX CORP                       COM              126408103      649    11900 SH       Sole                                      11900
CURTISS WRIGHT CORP            COM              231561101      923    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     3791   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      541    24973 SH       Sole                                      24973
DORCHESTER MINERALS LP         COM              25820R105     1282    55518 SH       Sole                                      55518
DUKE POWER COMPANY             COM              26441C105      929    53300 SH       Sole                                      53300
DUNCAN ENERGY PARTNERS         COM              265026104     1001    62700 SH       Sole                                      62700
EAGLE BULK SHIPPING INC        COM              Y2187A101      562    40300 SH       Sole                                      40300
ECHOSTAR CORP                  COM              278768106      870    36102 SH       Sole                                      36102
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106      389     9775 SH       Sole                                       9775
ENCANA CORP                    COM              292505104      263     4000 SH       Sole                                       4000
ENERGY RECOVERY INC            COM              29270J100      105    10900 SH       Sole                                      10900
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     1818    49350 SH       Sole                                      49350
ENTERPRISE PRODS PARTNERS L P  COM              293792107     3914   151899 SH       Sole                                     151899
EXXON MOBIL CORP               COM              30231g102     4352    56036 SH       Sole                                      56036
FPL GROUP INC                  COM              302571104      231     4600 SH       Sole                                       4600
GENERAL MILLS INC              COM              370334104      275     4000 SH       Sole                                       4000
GILEAD SCIENCES INC            COM              375558103      468    10246 SH       Sole                                      10246
GOLDEN OCEAN GROUP LTD         COM              G4032A104      899   377800 SH       Sole                                     377800
HEINZ H J CO                   COM              423074103      255     5100 SH       Sole                                       5100
ISHARES MSCI BRAZIL IND FD     COM              464286400      282     5000 SH       Sole                                       5000
ISHARES MSCI SINGAPORE IND FD  COM              464286673       97    10000 SH       Sole                                      10000
JANUS CAPITAL GROUP INC        COM              47102X105      379    15600 SH       Sole                                      15600
JOHNSON & JOHNSON              COM              478160104      284     4100 SH       Sole                                       4100
KAYNE ANDERSON MLP INVT        COM              486606106      571    24702 SH       Sole                                      24702
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     5928   113925 SH       Sole                                     113925
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      765    23600 SH       Sole                                      23600
NATURAL RES PARTNERS LP        COM              63900P103      486    19200 SH       Sole                                      19200
NUSTAR ENERGY L.P              COM              67058H102      308     7250 SH       Sole                                       7250
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105      282     4000 SH       Sole                                       4000
ONEOK PARTNERS L.P             COM              68268N103     1580    31140 SH       Sole                                      31140
PEPSICO INC                    COM              713448108      285     4000 SH       Sole                                       4000
PROCTER & GAMBLE CO            COM              742718109      272     3900 SH       Sole                                       3900
PROVIDENCE & WORC RAILRD CO    COM              743737108      285    16760 SH       Sole                                      16760
SELECT SECTOR SPDR-ENERGY      COM              81369y506      236     3722 SH       Sole                                       3722
SHIP FINANCE INTL LTD          COM              g81075106     1697    78700 SH       Sole                                      78700
SOUTHERN COPPER CORP           COM              84265V105      222    11658 SH       Sole                                      11658
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1551    35048 SH       Sole                                      35048
TARGA RESOURCES PARTNERS LP    COM              87611X105      667    39200 SH       Sole                                      39200
TELEDYNE INC                   COM              879360105      501     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209      388     8469 SH       Sole                                       8469
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      334    14750 SH       Sole                                      14750
YAHOO INC                      COM              984332106      966    55836 SH       Sole                                      55836
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      407    41331 SH       Sole                                      41331
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      223    20777 SH       Sole                                      20777
OPPENHEIMER GLOBAL FUND CL A                    683924104      240     4367 SH       Sole                                       4367
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      278    20273 SH       Sole                                      20273